As filed with the Commission February 26, 1999
                                                      1933 Act File No. 33-07404
                                                      1940 Act File No. 811-4760

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X
                                                                          ------

     Pre-Effective Amendment No.         ...............................

     Post-Effective Amendment No. 58 ...................................     X
                                                                          ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              X
                                                                          ------
     Amendment No. 58 ..................................................     X
                                                                          ------

                               BT INVESTMENT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)

                                          (410) 895-5000
                         (Registrant's Telephone Number)

Daniel O. Hirsch                    Copies to:          Burton M. Leibert, Esq.
BT Alex. Brown                                          Willkie Farr & Gallagher
One South Street                                        787 Seventh Avenue
Baltimore, Maryland 21202                               New York, New York 10019
(Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on March 15, 1999 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on ______ pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

        Parts A, B and C to this Amendment to the Registration Statement are incorporated herein by reference to Post-Effective Amendment No. 56 under the Securities Act of 1933, as amended, and Amendment No. 56 under the Investment Company Act of 1940, as filed with the Commission on December 15, 1998.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant, BT INVESTMENT FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and the State of Maryland on the 26th day of February, 1999.

                               BT INVESTMENT FUNDS

                                By:  /s/ Daniel O. Hirsch
                                     Daniel O. Hirsch, Secretary
                                     February 26, 1999

        Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:


NAME                                TITLE                      DATE

By:     /s/ Daniel O. Hirsch        Attorney in Fact           February 26, 1999
        Daniel O. Hirsch            For the Persons
        Secretary                   Listed Below


/s/ JOHN Y. KEFFER*                 President
John Y. Keffer                      Chief Executive Officer

/s/ JOSEPH A. FINELLI*              Treasurer (Principal
Joseph A. Finelli                   Financial and Accounting
                                    Officer)

/s/ S. LELAND DILL**                Trustee
S. Leland Dill

/s/ KELVIN J. LANCASTER**           Trustee
Kelvin J. Lancaster

/s/ PHILIP SAUNDERS, JR.**          Trustee
Philip Saunders, Jr.

* By Power of Attorney - Incorporated by reference to Post-Effective Amendment No. 57 to Registrant's Registration Statement as filed with the Commission on February 8, 1999.

**    By Power of Attorney - Incorporated by reference to Post-Effective
Amendment No. 45 to Registrant's Registration Statement as filed with the Commission on September 7, 1997.